COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Maximum amount of penalties, upon exercise of an option to be released from operating lease agreements	$ 135
Rent expense	6,242	$ 4,616	$ 2,008
Guarantee obligation amount	3,551
Motor Vehicles [Member]
Commitments And Contingencies [Line Items]
Rent expense	$ 650	$ 484	$ 312